Employee Future Benefits - Schedule of Expected Benefit Payments (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Defined Benefit Pension Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	CAD 133
2018	135
2019	140
2020	146
2021	152
2022 - 2026	848
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	63
OPEB Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	24
2018	25
2019	27
2020	28
2021	30
2022 - 2026	173
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	CAD 31